Consolidated Statements of Profit or Loss and Other Comprehensive Income/(Loss) - USD ($)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Profit or loss [abstract]
Revenue		$ 26,087,422	$ 27,824,891	$ 19,519,687
Revenue - related party				265,061
Total revenue		26,087,422	27,824,891	19,784,748
Other income		9,364,628	241,591	163,914
Cost of services		(6,756,711)	(4,948,193)	(3,352,149)
Depreciation of property and equipment and right-of-use assets		(536,519)	(238,058)	(161,887)
Amortization of intangible assets		(955,970)	(207,989)
Employee benefit expense		(17,345,345)	(6,811,397)	(5,397,483)
Provision for allowance for expected credit losses on trade and other receivables		(8,424,085)	(919,271)	(342,353)
Provision for allowance for expected credit losses on loan receivables		(31,867)	(53,252)	(59,317)
Rental expenses		(112,726)	(100,530)	(50,570)
Legal and professional fees		(3,546,333)	(2,608,458)	(1,386,774)
Finance cost		(619,994)	(131,912)	(20,175)
Other operating expenses		(26,744,020)	(4,362,179)	(2,075,468)
Profit/(loss) before income tax		(29,621,520)	7,685,243	7,102,486
Income tax benefit/(expense)		(638,107)	(108,416)	135,031
Profit/(loss) for the year		(30,259,627)	7,576,827	7,237,517
Items that will not be reclassified subsequently to profit or loss:
Fair value adjustment on financial assets, at fair value through other comprehensive income		(32,476,445)	(10,196,302)	518,288
Items that may be reclassified subsequently to profit or loss:
Exchange differences on translating foreign operations		(2,873,505)	(1,584,687)	587,526
Other comprehensive income/(loss)		(35,349,950)	(11,780,989)	1,105,814
Total comprehensive income/(loss) for the year		(65,609,577)	(4,204,162)	8,343,331
Profit/(loss) attributable to:
Equity owners of the Company		(30,259,560)	7,874,203	7,771,593
Non-controlling interests		(67)	(297,376)	(534,076)
Total		(30,259,627)	7,576,827	7,237,517
Total comprehensive income/(loss) attributable to:
Equity owners of the Company		(65,609,510)	(3,906,786)	8,877,407
Non-controlling interests		(67)	(297,376)	(534,076)
Total		$ (65,609,577)	$ (4,204,162)	$ 8,343,331
EARNINGS PER SHARE – BASIC (in Dollars per share)		$ (463.01)	$ 98,427.54	$ 353,254.27
EARNINGS PER SHARE – DILUTED (in Dollars per share)		$ (463.01)	$ 98,427.54	$ 353,254.27
Weighted average number of ordinary shares used in computing earnings – basic (in Shares)	[1]	65,354	80	22
Weighted average number of ordinary shares used in computing earnings – diluted (in Shares)	[1]	65,354	80	22

[1]	Giving retroactive effect to the 1 to 49 reverse share split effected on November 5, 2024, 1 to 20 reverse share split effected on April 3, 2025, 1 to 30 reverse share split on 16 September 2025 and 1 to 60 reverse share split on 27 February 2026.